Earnings per Share - Summary of Net Loss and Weighted Average Basic and Diluted Shares Outstanding (Detail) - USD ($)		3 Months Ended											6 Months Ended		12 Months Ended
	Jul. 10, 2019	Mar. 31, 2020	Dec. 31, 2019		Sep. 30, 2019		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Jul. 10, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Loss before income tax expense		$ (7,400,035)						$ 4,864,386					$ (36,551,665)	$ (23,742,530)	$ 10,537,443	$ 9,448,244
Less: Net loss attributable to non-controlling interests		(2,852,399)											(15,271,043)
Income tax benefit		1,115,592											4,990,989
Net (loss) income attributable to the Company	$ (32,763,000)	$ (3,432,044)	$ (7,809,000)		$ (8,481,000)		$ 4,156,000	$ 4,864,386	$ 2,145,000	$ 3,727,000	$ 4,484,000	$ 181,000	$ (16,289,633)	$ (23,742,530)	$ 10,537,443	$ 9,448,244
Weighted average shares of Class A common stock outstanding - basic and diluted		37,624,829											35,731,220
Loss per share of Class A common stock outstanding - basic and diluted		$ (0.09)	$ (0.21)	[1]	$ (0.25)	[1]							$ (0.46)

[1]	The sum of the quarterly earnings per share amounts may not equal the full year amount reported since per share amounts are computed independently for each period based upon the respective weighted-average common shares outstanding for each respective period.